Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013	Jun. 30, 2012
Current Assets
Cash and cash equivalents	$ 1,781,412	$ 838,317
Accounts receivable, net (Note 1)	2,062,745	1,992,284
Inventories (Notes 1 and 6):
Finished products	531,897	576,291
Work in process	733,025	692,042
Raw materials	112,483	132,399
Inventory, Net, Total	1,377,405	1,400,732
Prepaid expenses	182,669	137,429
Deferred income taxes (Notes 1 and 4)	126,955	129,352
Total Current Assets	5,531,186	4,498,114
Plant and equipment (Note 1):
Land and land improvements	316,360	300,852
Buildings and building equipment	1,431,358	1,401,234
Machinery and equipment	3,131,077	3,051,684
Construction in progress	120,506	95,459
Property, Plant and Equipment, Gross, Total	4,999,301	4,849,229
Less accumulated depreciation	3,191,061	3,129,261
Property, Plant and Equipment, Net, Total	1,808,240	1,719,968
Investments and other assets (Note 1)	687,458	931,126
Intangible assets, net (Notes 1 and 7)	1,290,499	1,095,218
Goodwill (Notes 1 and 7)	3,223,515	2,925,856
Total Assets	12,540,898	11,170,282
Current Liabilities
Notes payable and long-term debt payable within one year (Notes 8 and 9)	1,333,826	225,589
Accounts payable, trade	1,156,002	1,194,684
Accrued payrolls and other compensation	426,996	463,889
Accrued domestic and foreign taxes	136,079	153,809
Other accrued liabilities	467,300	448,042
Total Current Liabilities	3,520,203	2,486,013
Long-term debt (Note 9)	1,495,960	1,503,946
Pensions and other postretirement benefits (Note 10)	1,372,437	1,909,755
Deferred income taxes (Notes 1 and 4)	102,920	88,091
Other liabilities	307,897	276,747
Total Liabilities	6,799,417	6,264,552
Shareholders' Equity
Serial preferred stock, $.50 par value, authorized 3,000,000 shares; none issued
Common stock, $.50 par value, authorized 600,000,000 shares; issued 181,046,128 shares in 2012 and 2011	90,523	90,523
Additional capital	608,752	640,249
Retained earnings	8,421,270	7,787,175
Accumulated other comprehensive (loss)	(1,107,833)	(1,415,900)
Treasury shares at cost: 31,415,530 in 2012 and 25,955,619 in 2011	(2,274,286)	(2,205,532)
Total Shareholders' Equity	5,738,426	4,896,515
Noncontrolling interests	3,055	9,215
Total Equity	5,741,481	4,905,730
Total Liabilities and Equity	$ 12,540,898	$ 11,170,282